Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Buffalo Funds
Entity Central Index Key	0001135300
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Blue Chip Growth Fund
Class Name	Investor Class
Trading Symbol	BUFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Blue Chip Growth Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$51	0.91%
[1]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.91%
Net Assets	$ 170,387,639
Holdings Count | $ / shares	83
Investment Company Portfolio Turnover	28.00%	[2]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$170,387,639
Number of Holdings	83
Portfolio Turnover Rate**	28%
Weighted Average Market Capitalization	$1,918.68 B
[2]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	12.7%
Microsoft Corp.	10.6%
Apple, Inc.	9.3%
Alphabet, Inc.	5.9%
Amazon.com, Inc.	5.2%
Fidelity Money Market Government Portfolio	4.9%
Meta Platforms, Inc.	4.2%
Broadcom, Inc.	3.5%
Mastercard, Inc.	1.7%
Netflix, Inc.	1.7%
Sector Breakdown (%)†
[3]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Blue Chip Growth Fund
Class Name	Institutional Class
Trading Symbol	BUIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Blue Chip Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.78%
[4]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.78%
Net Assets	$ 170,387,639
Holdings Count | $ / shares	83
Investment Company Portfolio Turnover	28.00%	[5]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$170,387,639
Number of Holdings	83
Portfolio Turnover Rate**	28%
Weighted Average Market Capitalization	$1,918.68 B
[5]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	12.7%
Microsoft Corp.	10.6%
Apple, Inc.	9.3%
Alphabet, Inc.	5.9%
Amazon.com, Inc.	5.2%
Fidelity Money Market Government Portfolio	4.9%
Meta Platforms, Inc.	4.2%
Broadcom, Inc.	3.5%
Mastercard, Inc.	1.7%
Netflix, Inc.	1.7%
Sector Breakdown (%)†
[6]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Early Stage Growth Fund
Class Name	Investor Class
Trading Symbol	BUFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Early Stage Growth Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$81	1.50%
[7]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.50%
Net Assets	$ 69,771,065
Holdings Count | $ / shares	69
Investment Company Portfolio Turnover	25.00%	[8]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$69,771,065
Number of Holdings	69
Portfolio Turnover Rate**	25%
Weighted Average Market Capitalization	$2.45 B
[8]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Bowman Consulting Group Ltd.	2.9%
American Superconductor Corp.	2.8%
Willdan Group, Inc.	2.6%
WisdomTree, Inc.	2.6%
HealthStream, Inc.	2.6%
TAT Technologies Ltd.	2.5%
Impinj, Inc.	2.3%
OneSpaWorld Holdings Ltd.	2.3%
i3 Verticals, Inc.	2.2%
Applied Optoelectronics, Inc.	2.2%
Sector Breakdown (%)†
[9]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Early Stage Growth Fund
Class Name	Institutional Class
Trading Symbol	BUIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Early Stage Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$74	1.36%
[10]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.36%
Net Assets	$ 69,771,065
Holdings Count | $ / shares	69
Investment Company Portfolio Turnover	25.00%	[11]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$69,771,065
Number of Holdings	69
Portfolio Turnover Rate**	25%
Weighted Average Market Capitalization	$2.45 B
[11]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Bowman Consulting Group Ltd.	2.9%
American Superconductor Corp.	2.8%
Willdan Group, Inc.	2.6%
WisdomTree, Inc.	2.6%
HealthStream, Inc.	2.6%
TAT Technologies Ltd.	2.5%
Impinj, Inc.	2.3%
OneSpaWorld Holdings Ltd.	2.3%
i3 Verticals, Inc.	2.2%
Applied Optoelectronics, Inc.	2.2%
Sector Breakdown (%)†
[12]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Flexible Allocation Fund
Class Name	Investor Class
Trading Symbol	BUFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Flexible Allocation Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$52	1.01%
[13]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Net Assets	$ 454,227,472
Holdings Count | $ / shares	45
Investment Company Portfolio Turnover	0.00%	[14]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$454,227,472
Number of Holdings	45
Portfolio Turnover Rate**	0%
Weighted Average Market Capitalization	$616.76 B
[14]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	10.8%
Chevron Corp.	7.7%
Eli Lilly & Co.	5.9%
International Business Machines Corp.	4.3%
Costco Wholesale Corp.	4.1%
Exxon Mobil Corp.	4.0%
Allstate Corp.	3.8%
Kinder Morgan, Inc.	3.5%
Arthur J. Gallagher & Co.	3.4%
Digital Realty Trust, Inc.	3.2%
Sector Breakdown (%)†
[15]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Flexible Allocation Fund
Class Name	Institutional Class
Trading Symbol	BUIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Flexible Allocation Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.86%
[16]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 454,227,472
Holdings Count | $ / shares	45
Investment Company Portfolio Turnover	0.00%	[17]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$454,227,472
Number of Holdings	45
Portfolio Turnover Rate**	0%
Weighted Average Market Capitalization	$616.76 B
[17]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	10.8%
Chevron Corp.	7.7%
Eli Lilly & Co.	5.9%
International Business Machines Corp.	4.3%
Costco Wholesale Corp.	4.1%
Exxon Mobil Corp.	4.0%
Allstate Corp.	3.8%
Kinder Morgan, Inc.	3.5%
Arthur J. Gallagher & Co.	3.4%
Digital Realty Trust, Inc.	3.2%
Sector Breakdown (%)†
[18]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Growth Fund
Class Name	Investor Class
Trading Symbol	BUFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Growth Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$51	0.91%
[19]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.91%
Net Assets	$ 191,860,793
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	6.00%	[20]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$191,860,793
Number of Holdings	39
Portfolio Turnover Rate**	6%
Weighted Average Market Capitalization	$1,919.69 B
[20]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	12.2%
Microsoft Corp.	12.0%
Alphabet, Inc.	10.1%
Apple, Inc.	8.6%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc.	6.1%
Broadcom, Inc.	3.4%
Visa, Inc.	2.6%
Mastercard, Inc.	2.5%
Fidelity Money Market Government Portfolio	2.1%
Sector Breakdown (%)†
[21]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Growth Fund
Class Name	Institutional Class
Trading Symbol	BIIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$43	0.77%
[22]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.77%
Net Assets	$ 191,860,793
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	6.00%	[23]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$191,860,793
Number of Holdings	39
Portfolio Turnover Rate**	6%
Weighted Average Market Capitalization	$1,919.69 B
[23]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	12.2%
Microsoft Corp.	12.0%
Alphabet, Inc.	10.1%
Apple, Inc.	8.6%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc.	6.1%
Broadcom, Inc.	3.4%
Visa, Inc.	2.6%
Mastercard, Inc.	2.5%
Fidelity Money Market Government Portfolio	2.1%
Sector Breakdown (%)†
[24]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Growth & Income Fund
Class Name	Investor Class
Trading Symbol	BUFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Growth & Income Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$48	0.92%
[25]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Net Assets	$ 180,699,117
Holdings Count | $ / shares	94
Investment Company Portfolio Turnover	1.00%	[26]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$180,699,117
Number of Holdings	94
Portfolio Turnover Rate**	1%
Weighted Average Market Capitalization	$758.10 B
[26]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Meta Platforms, Inc.	5.4%
Microsoft Corp.	5.3%
Fidelity Money Market Government Portfolio	5.3%
Apple, Inc.	4.4%
Alphabet, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.1%
Viper Energy, Inc.	2.6%
JPMorgan Chase & Co.	2.4%
Visa, Inc.	2.4%
Vistra Corp.	2.1%
Sector Breakdown (%)†
[27]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Growth & Income Fund
Class Name	Institutional Class
Trading Symbol	BUIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Growth & Income Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$40	0.77%
[28]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 180,699,117
Holdings Count | $ / shares	94
Investment Company Portfolio Turnover	1.00%	[29]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$180,699,117
Number of Holdings	94
Portfolio Turnover Rate**	1%
Weighted Average Market Capitalization	$758.10 B
[29]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Meta Platforms, Inc.	5.4%
Microsoft Corp.	5.3%
Fidelity Money Market Government Portfolio	5.3%
Apple, Inc.	4.4%
Alphabet, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.1%
Viper Energy, Inc.	2.6%
JPMorgan Chase & Co.	2.4%
Visa, Inc.	2.4%
Vistra Corp.	2.1%
Sector Breakdown (%)†
[30]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo High Yield Fund
Class Name	Investor Class
Trading Symbol	BUFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo High Yield Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$52	1.01%
[31]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Net Assets	$ 713,239,970
Holdings Count | $ / shares	183
Investment Company Portfolio Turnover	17.00%	[32]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$713,239,970
Number of Holdings	183
Portfolio Turnover Rate**	17%
Average Duration	1.60 years
Average Maturity	4.40 years
30-Day SEC Yield	6.83%
[32]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025) Asset Allocation (%) Sector Breakdown (%)† Credit Quality Breakdown (%)‡	[33],[34]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo High Yield Fund
Class Name	Institutional Class
Trading Symbol	BUIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo High Yield Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.86%
[35]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 713,239,970
Holdings Count | $ / shares	183
Investment Company Portfolio Turnover	17.00%	[36]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$713,239,970
Number of Holdings	183
Portfolio Turnover Rate**	17%
Average Duration	1.60 years
Average Maturity	4.40 years
30-Day SEC Yield	6.98%
[36]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025) Asset Allocation (%) Sector Breakdown (%)† Credit Quality Breakdown (%)‡	[37],[38]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo International Fund
Class Name	Investor Class
Trading Symbol	BUFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo International Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$54	1.03%
[39]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Net Assets	$ 931,100,970
Holdings Count | $ / shares	83
Investment Company Portfolio Turnover	9.00%	[40]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$931,100,970
Number of Holdings	83
Portfolio Turnover Rate**	9%
Weighted Average Market Capitalization	$148.00 B
[40]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	5.1%
BayCurrent, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2%
Schneider Electric SE	2.8%
MercadoLibre, Inc.	2.7%
SK Hynix, Inc.	2.5%
Nintendo Co. Ltd.	2.4%
Lonza Group AG	2.4%
Siemens AG	2.4%
SAP SE	2.2%
Sector Breakdown (%)†
Geographic Breakdown (%)
[41]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo International Fund
Class Name	Institutional Class
Trading Symbol	BUIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo International Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$46	0.88%
[42]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 931,100,970
Holdings Count | $ / shares	83
Investment Company Portfolio Turnover	9.00%	[43]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$931,100,970
Number of Holdings	83
Portfolio Turnover Rate**	9%
Weighted Average Market Capitalization	$148.00 B
[43]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	5.1%
BayCurrent, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2%
Schneider Electric SE	2.8%
MercadoLibre, Inc.	2.7%
SK Hynix, Inc.	2.5%
Nintendo Co. Ltd.	2.4%
Lonza Group AG	2.4%
Siemens AG	2.4%
SAP SE	2.2%
Sector Breakdown (%)†
Geographic Breakdown (%)
[44]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Mid Cap Discovery Fund
Class Name	Investor Class
Trading Symbol	BUFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Mid Cap Discovery Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$53	1.01%
[45]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
Net Assets	$ 530,355,538
Holdings Count | $ / shares	69
Investment Company Portfolio Turnover	33.00%	[46]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$530,355,538
Number of Holdings	69
Portfolio Turnover Rate**	33%
Weighted Average Market Capitalization	$40.64 B
[46]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	5.3%
Veeva Systems, Inc.	3.4%
MSCI, Inc.	3.3%
Vistra Corp.	3.2%
Vertiv Holdings Co.	2.4%
Cencora, Inc.	2.3%
Verisk Analytics, Inc.	2.3%
Hilton Worldwide Holdings Inc.	2.1%
CoStar Group, Inc.	2.1%
TransUnion	2.1%
Sector Breakdown (%)†
[47]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Mid Cap Discovery Fund
Class Name	Institutional Class
Trading Symbol	BUITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Mid Cap Discovery Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$45	0.86%
[48]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Net Assets	$ 530,355,538
Holdings Count | $ / shares	69
Investment Company Portfolio Turnover	33.00%	[49]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$530,355,538
Number of Holdings	69
Portfolio Turnover Rate**	33%
Weighted Average Market Capitalization	$40.64 B
[49]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	5.3%
Veeva Systems, Inc.	3.4%
MSCI, Inc.	3.3%
Vistra Corp.	3.2%
Vertiv Holdings Co.	2.4%
Cencora, Inc.	2.3%
Verisk Analytics, Inc.	2.3%
Hilton Worldwide Holdings Inc.	2.1%
CoStar Group, Inc.	2.1%
TransUnion	2.1%
Sector Breakdown (%)†
[50]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Mid Cap Growth Fund
Class Name	Investor Class
Trading Symbol	BUFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Mid Cap Growth Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$54	1.03%
[51]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Net Assets	$ 138,762,184
Holdings Count | $ / shares	55
Investment Company Portfolio Turnover	14.00%	[52]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$138,762,184
Number of Holdings	55
Portfolio Turnover Rate**	14%
Weighted Average Market Capitalization	$34.48 B
[52]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Veeva Systems, Inc.	4.3%
Fidelity Money Market Government Portfolio	4.1%
MSCI, Inc.	3.9%
CBRE Group, Inc.	3.9%
Vistra Corp.	3.4%
Vertiv Holdings Co.	3.2%
Verisk Analytics, Inc.	3.0%
Copart, Inc.	2.7%
AMETEK, Inc.	2.7%
Live Nation Entertainment, Inc.	2.7%
Sector Breakdown (%)†
[53]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	BUIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Mid Cap Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$46	0.88%
[54]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 138,762,184
Holdings Count | $ / shares	55
Investment Company Portfolio Turnover	14.00%	[55]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$138,762,184
Number of Holdings	55
Portfolio Turnover Rate**	14%
Weighted Average Market Capitalization	$34.48 B
[55]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Veeva Systems, Inc.	4.3%
Fidelity Money Market Government Portfolio	4.1%
MSCI, Inc.	3.9%
CBRE Group, Inc.	3.9%
Vistra Corp.	3.4%
Vertiv Holdings Co.	3.2%
Verisk Analytics, Inc.	3.0%
Copart, Inc.	2.7%
AMETEK, Inc.	2.7%
Live Nation Entertainment, Inc.	2.7%
Sector Breakdown (%)†
[56]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	BUFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Small Cap Growth Fund (the “Fund”), Investor Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$52	0.99%
[57]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 483,633,271
Holdings Count | $ / shares	81
Investment Company Portfolio Turnover	25.00%	[58]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$483,633,271
Number of Holdings	81
Portfolio Turnover Rate**	25%
Weighted Average Market Capitalization	$6.46 B
[58]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	3.3%
Ligand Pharmaceuticals, Inc.	3.3%
Varonis Systems, Inc.	2.6%
AeroVironment, Inc.	2.5%
WisdomTree, Inc.	2.4%
Option Care Health, Inc.	2.3%
JBT Marel Corp.	2.2%
Ciena Corp.	2.0%
Champion Homes, Inc.	2.0%
Shift4 Payments, Inc.	1.9%
Sector Breakdown (%)†
[59]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	BUISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Buffalo Small Cap Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$45	0.86%
[60]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Net Assets	$ 483,633,271
Holdings Count | $ / shares	81
Investment Company Portfolio Turnover	25.00%	[61]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$483,633,271
Number of Holdings	81
Portfolio Turnover Rate**	25%
Weighted Average Market Capitalization	$6.46 B
[61]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	3.3%
Ligand Pharmaceuticals, Inc.	3.3%
Varonis Systems, Inc.	2.6%
AeroVironment, Inc.	2.5%
WisdomTree, Inc.	2.4%
Option Care Health, Inc.	2.3%
JBT Marel Corp.	2.2%
Ciena Corp.	2.0%
Champion Homes, Inc.	2.0%
Shift4 Payments, Inc.	1.9%
Sector Breakdown (%)†
[62]
Updated Prospectus Web Address	https://buffalofunds.com/resources/

[1]
*	Annualized

[2]
**	Not annualized

[3]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
*	Annualized

[5]
**	Not annualized

[6]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
*	Annualized

[8]
**	Not annualized

[9]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[10]
*	Annualized

[11]
**	Not annualized

[12]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[13]
*	Annualized

[14]
**	Not annualized

[15]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[16]
*	Annualized

[17]
**	Not annualized

[18]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[19]
*	Annualized

[20]
**	Not annualized

[21]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[22]
*	Annualized

[23]
**	Not annualized

[24]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[25]
*	Annualized

[26]
**	Not annualized

[27]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[28]
*	Annualized

[29]
**	Not annualized

[30]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[31]
*	Annualized

[32]
**	Not annualized

[33]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[34]
‡	Moody’s is the rating source for the Credit Quality Breakdown Table above. All bond quality ratings are as of 9/30/25. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Moody’s, which evaluates the credit worthiness of an issuer with respect to debt obligations, including specific securities, money market instruments, or other bonds. Ratings are measured on a scale that generally ranges from Aaa (highest grade) to C (lowest grade); ratings are subject to change without notice. An unassigned rating indicates that the debtor was not rated by an NRSRO and should not be interpreted as indicating low quality.

[35]
*	Annualized

[36]
**	Not annualized

[37]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[38]
‡	Moody’s is the rating source for the Credit Quality Breakdown Table above. All bond quality ratings are as of 9/30/25. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Moody’s, which evaluates the credit worthiness of an issuer with respect to debt obligations, including specific securities, money market instruments, or other bonds. Ratings are measured on a scale that generally ranges from Aaa (highest grade) to C (lowest grade); ratings are subject to change without notice. An unassigned rating indicates that the debtor was not rated by an NRSRO and should not be interpreted as indicating low quality.

[39]
*	Annualized

[40]
**	Not annualized

[41]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[42]
*	Annualized

[43]
**	Not annualized

[44]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[45]
*	Annualized

[46]
**	Not annualized

[47]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[48]
*	Annualized

[49]
**	Not annualized

[50]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[51]
*	Annualized

[52]
**	Not annualized

[53]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[54]
*	Annualized

[55]
**	Not annualized

[56]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[57]
*	Annualized

[58]
**	Not annualized

[59]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[60]
*	Annualized

[61]
**	Not annualized

[62]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.